	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments				July 31, 2022 (unaudited)
					Shares	Fair Value
0.36%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional class 2.05%* . . . . . . . . .			. . .	1,207,741	$1,207,741
104.14%	PURCHASED OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
95.15%	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . .	787	$ 32,423,613	$ 0.01	08/17/23	$31,954,349
	SPDR S&P 500
	ETF Trust . . .	1,011	41,652,189	0.01	11/17/23	40,898,479
	SPDR S&P 500
	ETF Trust . . .	744	30,652,056	0.01	05/18/23	30,295,897
	SPDR S&P 500
	ETF Trust . . .	134	5,520,666	0.01	01/19/23	5,473,431
	SPDR S&P 500
	ETF Trust . . .	1,241	51,127,959	0.01	12/19/24	49,686,674
	SPDR S&P 500
	ETF Trust . . .	312	12,854,088	0.01	08/20/24	12,530,444
	SPDR S&P 500
	ETF Trust . . .	621	25,584,579	0.01	02/21/24	25,057,100
	SPDR S&P 500
	ETF Trust . . .	104	4,284,696	0.01	06/22/23	4,222,684
	SPDR S&P 500
	ETF Trust . . .	2,280	93,933,720	0.01	12/22/22	93,130,019
	SPDR S&P 500
	ETF Trust . . .	616	25,378,584	0.01	06/25/24	24,739,593
	TOTAL CALL OPTIONS PURCHASED . . . .			. . . . . . . . . .		317,988,669
8.99%	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	446.60	02/16/23	2,752,261
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	435.20	03/16/23	2,417,316
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	468.14	11/17/22	3,656,740
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	391.86	05/18/23	1,482,210
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	439.18	08/18/22	1,758,512
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	451.75	01/19/23	2,919,454

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QUARTERLY REPORT

	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued				July 31, 2022 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . . .	654	$ 26,944,146	$444.71	04/20/23	$2,879,591
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	394.77	07/20/23	1,755,756
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	452.41	10/20/22	2,742,980
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	379.20	06/22/23	1,368,108
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	447.88	09/22/22	2,437,022
	SPDR S&P 500
	ETF Trust . . .	654	26,944,146	470.60	12/22/22	3,869,877
	TOTAL PUT OPTIONS PURCHASED . . . . .			. . . . .	. . . .	30,039,827
104.14%	TOTAL PURCHASED OPTIONS . . . . . . .			. . . . .	. . . . .	348,028,496
104.50%	TOTAL INVESTMENTS . . . . . . . . . . .			. . . . .	. . . .	349,236,237
(4.50%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					(15,050,054)
100.00%	NET ASSETS . . . . . . . . . . . . . . .			. . . . .	. . . . .	$334,186,183
*Effective 7 day yield as of July 31, 2022

(4.51%)	OPTIONS WRITTEN
		Number	Notional	Exercise	Expiration
		of
	Description	Contracts	Amount	Price	Date	Value
(0.65%)	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . .	654	$(26,944,146)	$512.21	02/16/23	$(59,805)
	SPDR S&P 500
	ETF Trust . . .	654	(26,944,146)	506.59	03/16/23	(105,422)
	SPDR S&P 500
	ETF Trust . . .	595	(24,513,405)	527.94	11/17/22	(6,137)
	SPDR S&P 500
	ETF Trust . . .	654	(26,944,146)	476.01	05/18/23	(525,971)
	SPDR S&P 500
	ETF Trust . . .	595	(24,513,405)	493.97	08/18/22	(80)
	SPDR S&P 500
	ETF Trust . . .	654	(26,944,146)	514.17	01/19/23	(36,612)
	SPDR S&P 500
	ETF Trust . . .	654	(26,944,146)	514.05	04/20/23	(113,860)

2

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued				July 31, 2022 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . . .	654	$(26,944,146)	$485.96	07/20/23	$(535,389)
	SPDR S&P 500
	ETF Trust . . .	595	(24,513,405)	505.67	10/20/22	(4,652)
	SPDR S&P 500
	ETF Trust . . .	654	(26,944,146)	468.30	06/22/23	(756,021)
	SPDR S&P 500
	ETF Trust . . .	595	(24,513,405)	503.40	09/22/22	(1,373)
	SPDR S&P 500
	ETF Trust . . .	595	(24,513,405)	533.46	12/22/22	(12,930)
	TOTAL CALL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
						(2,158,252)
(3.86%)	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	654	(26,944,146)	401.94	02/16/23	(1,347,065)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	392.06	03/16/23	(1,239,260)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	421.33	11/17/22	(1,446,982)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	352.67	05/18/23	(846,240)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	395.26	08/18/22	(131,444)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	406.58	01/19/23	(1,351,866)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	400.24	04/20/23	(1,541,523)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	355.29	07/20/23	(1,007,971)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	407.17	10/20/22	(881,949)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	341.28	06/22/23	(799,628)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	403.09	09/22/22	(589,658)
	SPDR S&P 500
	ETF Trust . . .	614	(25,296,186)	423.54	12/22/22	(1,720,434)
	TOTAL PUT OPTIONS WRITTEN . . . . . . .			. . . . . . . . .		(12,904,019)
(4.51%)	TOTAL OPTIONS WRITTEN . . . . . . . . .			. . . . . . . . .		$(15,062,272)

3

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND

Schedule of Investments - continued	July 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

MONEY MARKET FUND . PURCHASED OPTIONS . TOTAL INVESTMENTS . . OPTIONS WRITTEN . . .

Level 1	Level 2	Level 3
	Other
Quoted	Significant	Significant
	Observable	Unobservable
Prices	Inputs	Inputs	Total
$1,207,741	$—	$—	$1,207,741
	348,028,496	—	348,028,496
1,207,741	348,028,496	—	349,236,237

$—	$(15,062,272)	$—	$(15,062,272)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $332,642,758 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,285,403
Gross unrealized depreciation	(17,754,196)
Net unrealized appreciation	$1,531,207

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QUARTERLY REPORT